Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Taxes [Abstract]
Profit (loss) before income taxes			$ (25,860)		$ (24,503)
Profit (Loss) before income taxes	[1]	$ (37,192)	(25,860)		(24,503)
At France’s statutory income tax rate of 28% (34.43% in 2016 and 2017)		$ (10,269)	$ (8,904)		$ (8,436)
France's statutory income tax rate		28.00%	34.43%		34.43%
Non-deductible share-based payment expense		$ 507	$ 564		$ 386
Tax credits		(848)	(1,152)		(676)
Permanent differences and other		(596)	(329)		(567)
Unrecognized benefit of tax losses carryforward		10,238	10,121		9,577
Income tax expense (benefit) reported in the Consolidated Statement of Operations		$ (968)	$ 300	[1]	$ 284	[1]

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.